Accounting for Uncertain Tax Positions	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Accounting for Uncertain Tax Positions

4 - ACCOUNTING FOR UNCERTAIN TAX POSITIONS

The Company recognizes any interest accrued related to unrecognized tax benefits in interest and penalties in income tax benefit in the consolidated statement of comprehensive loss.